Vessel Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Vessel Revenue [Abstract]
Accounts receivable trade, net	$ 1,037		$ 871
Current portion of deferred revenue	$ 2,570		$ 4,934
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10% of Revenues [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	78.00%	78.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	35.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	22.00%	36.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	21.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	0.00%	18.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	0.00%	24.00%